SCHEDULE OF ACQUISITION WITH PURCHASE PRICE ALLOCATION (Details) (Parenthetical)	Oct. 31, 2024 shares
Control Micro Systems Inc [Member]
Business Combination [Line Items]
Stock Issue PIPE, shares	100,000